Financial Instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Valuation techniques based on observable market input (level 2) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 293	£ 217	£ 307
Derivative liabilities	(145)	(123)	(184)
Financial assets/(liabilities) at fair value	148	94	123
Valuation techniques based on unobservable market input (level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	91	89	72
Other financial liabilities	(171)	(164)	(219)
Financial assets/(liabilities) at fair value	£ (80)	£ (75)	£ (147)